Balance Sheet Components - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Total property and equipment	$ 19,986	$ 10,565
Less: accumulated depreciation and amortization	(4,988)	(2,670)
Property and equipment, net	14,998	7,895
Tablos Under Operating Leases
Property Plant And Equipment [Line Items]
Total property and equipment	5,158	3,120
Computers and Software
Property Plant And Equipment [Line Items]
Total property and equipment	3,131	1,768
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Total property and equipment	1,399	648
Machinery and Equipment
Property Plant And Equipment [Line Items]
Total property and equipment	4,496	2,395
Leasehold Improvements
Property Plant And Equipment [Line Items]
Total property and equipment	4,459	174
Construction In Progress
Property Plant And Equipment [Line Items]
Total property and equipment	$ 1,343	$ 2,460